Lease liabilities - Leases reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Lease liabilities.
Additions to ROU assets	$ 18,254
Additions from acquisition of subsidiary	504
Changes from financing activities:
Repayment of lease liabilities	(3,684)
Other changes:
Interest expense	555
Foreign exchange movements	177
Balance at the end	$ 15,806